UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008


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ARMSTRONG ASSOCIATES, INC.

                UNAUDITED SCHEDULE OF INVESTMENTS MARCH 31, 2008

Shares       Industry & Issue                        Market Value    % of Assets

             AEROSPACE,  INDUSTRIAL
                EQUIPMENT AND MATERIALS

   5,000     The Boeing  Company                         $371,850           2.2%
   4,000     Caterpillar, Inc.                           $313,160           1.9%
  12,000     Praxair,  Inc.                            $1,010,760           6.0%
   8,000     United Technologies Corporation             $550,560           3.3%

             BROADCASTING,  MEDIA AND ADVERTISING

  10,000     Omnicom Corporation                         $441,800           2.6%
  20,000     Time Warner, Inc.                           $280,400           1.7%

             BUSINESS SERVICES AND PRODUCTS

  10,000     Avery Dennison Corporation                  $492,500           2.9%
  15,750     Iron Mountain, Inc.                         $416,430           2.5%
  13,500     Staples, Inc.                               $298,485           1.8%

             COMMUNICATIONS AND RELATED

  12,000     Corning, Inc.                               $288,480           1.7%
   2,500     Tyco Electronics, Ltd.                       $85,800           0.5%

             COMPUTERS, SOFTWARE AND RELATED

  10,000     Cisco Systems, Inc.                         $240,900           1.4%
   8,000     Dell, Inc.                                  $159,360           1.0%
  10,000     Intel Corporation                           $211,800           1.3%
  12,000     Intuit, Inc.                                $324,120           1.9%
  10,000     Microsoft, Inc.                             $283,800           1.7%

             CONSUMER DISCRETIONARY

  15,000     Brinker International, Inc.                 $278,250           1.7%
  15,000     Pepsico, Inc.                             $1,083,000           6.5%
   8,000     Royal Caribbean Cruises, Ltd                $263,200           1.6%

             CONSUMER STAPLES

   8,000     CVS Caremark Corporation                    $324,080           1.9%
   6,000     Kimberly Clark Corporation                  $387,300           2.3%
   7,051     Procter & Gamble Company                    $494,064           3.0%
  10,000     Wal-Mart Stores, Inc.                       $526,800           3.2%

             DIVERSIFIED MANUFACTURING

   7,000     General Electric Company                    $259,070           1.6%
   2,500     Tyco International Ltd.                     $110,125           0.7%

             ENERGY AND RELATED

   8,000     Basic Energy Services, Inc.                 $176,640           1.1%
  11,000     Halliburton Company                         $432,630           2.6%
  10,000     Weatherford International, Inc.             $724,700           4.3%

             ENVIRONMENTAL SERVICES

  18,000     Waste Connection, Inc.                      $553,140           3.3%
  10,000     Waste Management, Inc.                      $335,600           2.0%

             FINANCIAL SERVICES

   8,000     Bank of America Corporation                 $303,280           1.8%

             INTERNET RELATED

   7,500     Yahoo, Inc.                                 $216,975           1.3%

             MEDICAL AND RELATED

  15,000     Abbott Laboratories                         $827,250           5.0%
   2,500     Coviden Ltd.                                $110,625           0.7%
  20,000     Medtronics, Inc.                            $967,400           5.8%

             TRANSPORTATION SERVICES

   3,500     United Parcel Service, Inc.                 $255,570           1.5%

             TOTAL COMMON STOCKS                      $14,399,904          86.2%
             (Cost $7,259,382)

             TEMPORARY CASH EQUIVALENT INVESTMENTS

 725,000     U. S. Treasury Bills due 4/17/08            $720,610           4.3%
 600,000     U. S. Treasury Bills due 5/15/08            $597,344           3.6%
 850,000     U. S. Treasury Bills due 6/26/08            $847,764           5.1%

             TOTAL TEMPORARY CASH EQUIVALENT
                INVESTMENTS                            $2,165,718          13.0%
             (Cost $2,165,718)

             TOTAL INVESTMENTS                        $16,565,621          99.1%
             (Cost $9,425,100)

             OTHER ASSETS AND LIABLITIES -NET            $142,594           0.9%

             NET ASSETS                               $16,708,215         100.0%

On March 31, 2008, the cost of investment securities for tax purposes was $9,425,100. Net unrealized appreciation of investment securities for tax purposes was $7,140,522, consisting of unrealized gains of $7,272,654 on securities that had risen in value since their purchase and $132,132 in unrealized losses on securities that had fallen in value since their purchase.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and
Treasurer (CFO),
Armstrong Associates, Inc.

Date: May 13, 2008